FAIR VALUE DISCLOSURES, Changes in Fair Value for Financial Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Impairment charges recognized [Abstract]
Capitalized mortgage loan servicing rights, carrying amount		$ 8,200
Capitalized mortgage loan servicing rights, valuation allowance	$ 0	2,306	$ 3,272
Capitalized mortgage loan servicing rights recoveries		1,000	500
Collateral dependent loans, carrying amount	2,600	4,000
Collateral dependent loans, valuation allowance	700	2,000
Additional provision for loan losses on impaired loans	500	200	1,100
Other real estate, carrying amount	300	3,200
Other real estate, valuation allowance	123	793	1,692	$ 2,511
Other real estate, additional charge	100	600	300
Trading Securities [Member]
Changes in fair value for financial assets [Abstract]
Net Gains (Losses) on Assets	45	262	(55)
Total Change in Fair Values Included in Current Period Earnings	45	262	(55)
Loans Held For Sale [Member]
Changes in fair value for financial assets [Abstract]
Net Gains (Losses) on Assets	407	(277)	90
Total Change in Fair Values Included in Current Period Earnings	407	$ (277)	$ 90
Capitalized Mortgage Loan Servicing Rights [Member]
Changes in fair value for financial assets [Abstract]
Mortgage Loan Servicing, net	(2,744)
Total Change in Fair Values Included in Current Period Earnings	$ (2,744)